Cost of sales	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of sales
Note 6. Cost of sales
6.1 Operating costs

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Fees and compensation for services	53,024	46,218	67,209
Salaries and payroll taxes	16,591	12,593	10,943
Consumption of materials and spare parts	15,912	11,181	17,062
Easements and fees	9,572	8,222	9,632
Employee benefits	4,877	3,867	2,836
Transport	3,274	2,351	2,914
Other	3,873	3,586	3,835

Total operating costs	107,123	88,018	114,431

6.2 Crude oil stock fluctuation

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Crude oil stock at beginning of year (Note 19)	6,127	3,032	2,722
Less: Crude oil stock at end of year (Note 19)	(5,222)	(6,127)	(3,032)

Total crude oil stock fluctuation	905	(3,095)	(310)